Annual Total Returns - Fidelity Small Cap Value Index Fund [BarChart] - 06.30 Fidelity Growth & Value Cap Index Funds Combo PRO-02 - Fidelity Small Cap Value Index Fund	Aug. 28, 2021
Bar Chart Table:
Annual Return, Inception Date	Jul. 11, 2019
Fidelity Small Cap Value Index Fund
Bar Chart Table:
Annual Return 2020	4.48%